UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-01884

Endowments
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: January 31, 2009

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo – Capital Research and Management SM]

Endowments

Investments for nonproﬁt institutions

Semi-annual report for the six months ended January 31, 2009

EndowmentsSM is managed by Capital Research and Management Company,SM which also manages the 31 American Funds.® American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk.

Growth and Income Portfolio seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks.

Bond Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in fixed-income securities.

Figures shown in this report are past results and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/endowments.

Here are returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2008 (the most recent calendar quarter-end):

	1 year	5 years	10 years
Growth and Income Portfolio
Average annual total return	—	–0.90%	3.21%
Cumulative total return	–30.87%	–4.44%	37.19%

Bond Portfolio
Average annual total return	—	0.27%	3.55%
Cumulative total return	–11.60%	1.35%	41.74%

The total annual fund operating expense ratio for Growth and Income Portfolio and Bond Portfolio were 0.67% and 0.75%, respectively, as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The funds’ investment adviser waived a portion of its management fees from September 1, 2004, through February 28, 2009. Respective fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 24 and 25 for details.

Bond Portfolio’s 30-day yield as of February 28, 2009, calculated in accordance with the Securities and Exchange Commission formula, was 5.43% (5.38% without the waiver).

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings.

Dear shareholders:

We welcome the opportunity to report to you at the midpoint of our 2009 fiscal year.

Growth and Income Portfolio

For the six months ended January 31, 2009, the value of an investment in the Growth and Income Portfolio had a total return of –29.4%.* Over the same period, the unmanaged Standard & Poor’s 500 Composite Index returned –33.9% and the Lipper Growth and Income Funds Index returned –34.4%.

*All percentage gain/loss ﬁgures used throughout this letter include reinvestment of distributions.

The first six months of the fund’s fiscal year coincided with one of the worst six-month periods in the history of the equity markets. For the past several years, we had been concerned about the excessive amount of risk that was being taken in many areas of the economy. In hindsight, however, we did not fully appreciate the magnitude of the problems that would ensue. Stocks declined sharply through the period, especially in the autumn of 2008. By late November, the broader stock market had declined a full 50% from its record high just 13 months earlier.

With the economy currently in a steep recession, the government’s response has been substantial. In addition to the government’s action to aid the financial markets in the final months of 2008, a new stimulus package was signed into law February 17. The Federal Reserve slashed interest rates to near zero, from 2% at the start of the fund’s fiscal year. Both the Fed and the Treasury Department have offered funds to many financial institutions.

While the absolute return of the fund was negative due to the broad market selloff, its relative results were better than those of the overall market and those of the average growth and income fund. This was largely due to two factors. First, although we did own some financial stocks, our exposure to them at the beginning of the period was significantly less than their representation in the S&P 500. Second, our cash reserves helped cushion results. While experiencing negative returns is never pleasant, our long-term relative results have been attributable largely to doing better than the market during difficult periods.

At the end of the six months, the portfolio was 92% invested in equities, an increase from the 89% with which we began the period.

Bond Portfolio

For the six months ended January 31, 2009, the Bond Portfolio saw a total return of –9.0%. Over the same period, the unmanaged Barclays Capital U.S. Aggregate Index (formerly the Lehman Brothers U.S. Aggregate Index) rose 3.2%, while the Lipper Corporate Debt A-Rated Bond Funds Average returned –4.4%.

The higher return of the Barclays index — a measure of the broader investment-grade market — was mainly a result of its emphasis on Treasuries. During the period, a flight to quality resulted in extraordinary gains for Treasuries and government agency bonds. Consistent with its long-term strategy, the fund’s managers continued to draw upon its research capabilities and favored corporate issues, which offer higher yields and, over time, have delivered higher total returns.

During these six months, our credit-centered approach clearly led to returns below that of the broader benchmarks. Investors had already begun selling off private mortgage-backed instruments months prior to the downturn, but as the crisis grew and confidence in the financial system waned, the vast majority of corporate bonds and other private issuance produced negative returns.

The Bond Portfolio ended the period with 31% of assets in Treasury and other government-backed securities, up substantially from the beginning of the period. Exposure to corporate bonds from the financial sector fell from 24% at the start of the fund’s fiscal year to 13% at the end of the six-month period. Mortgage- and asset-backed securities made up 31% of the portfolio. Gains in Treasuries were not enough to offset negative returns in these latter categories. We are, of course, not satisfied with the Bond Portfolio’s results during this period. We will continue to improve the portfolio’s credit quality in the months and years to come. At the same time, we plan to maintain the Bond Portfolio’s broad diversity, as we believe this approach is best suited to meet the long-term needs of our shareholders.

At the end of the six-month period, the portfolio was 96% invested in bonds, up from 95% at the beginning of the fiscal year.

Some perspective

Certainly, the first half of 2009 is shaping up to be difficult for the economy. Many have forgotten how painful such periods can be. It is worth noting that the U.S. economy has not suffered a prolonged recession for 26 years. Equally important, both the economy and securities markets not only recovered but thrived after such periods.

We at Capital Research and Management Company have always taken a long-term, research-driven approach to investing that we believe has served our shareholders well through the years. Currently, there are many investment opportunities in the marketplace that we believe may provide attractive long-term returns. We will continue to focus on our intensive, company-focused research to find the best opportunities for our shareholders.

We look forward to reporting to you again at the close of this fiscal year.

Cordially,

/s/ Robert G. O’Donnell

Robert G. O’Donnell
Vice Chairman of the Board
and Principal Executive Officer

/s/ John H. Smet

John H. Smet
President

February 27, 2009

Summary investment portfolio

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see page 28.

Growth and Income Portfolio, January 31, 2009
unaudited
[begin pie chart]
Industry sector diversification

Consumer staples	17.19%
Information Technology	16.55
Health care	15.63
Energy	11.59
Financials	10.58
Other industries	20.86
Short-term securities & other assets less liabilities	7.60
[end pie chart]

			Percent of
Common stocks - 92.40%	Shares	Value	net assets

Consumer staples - 17.19%
Wal-Mart Stores, Inc.	56,000	$2,638,720	3.56%
Philip Morris International Inc.	70,000	2,600,500	3.50
Walgreen Co.	73,000	2,000,930	2.70
Coca-Cola Co.	35,000	1,495,200	2.01
PepsiCo, Inc.	20,000	1,004,600	1.35
Hershey Co.	26,500	987,920	1.33
Kraft Foods Inc., Class A	25,000	701,250	.95
L'Oréal SA (1)	9,000	598,794	.81
Other securities		728,562	.98
		12,756,476	17.19

Information technology - 16.55%
Nokia Corp. (ADR)	130,000	1,595,100	2.15
Cisco Systems, Inc. (2)	102,000	1,526,940	2.06
Oracle Corp. (2)	83,000	1,396,890	1.88
International Business Machines Corp.	14,500	1,328,925	1.79
Microsoft Corp.	71,000	1,214,100	1.64
QUALCOMM Inc.	30,000	1,036,500	1.40
Google Inc., Class A (2)	2,400	812,472	1.09
Applied Materials, Inc.	60,000	562,200	.76
Other securities		2,806,080	3.78
		12,279,207	16.55

Health care - 15.63%
Novo Nordisk A/S, Class B (1)	25,000	1,334,073	1.80
UnitedHealth Group Inc.	45,000	1,274,850	1.72
Roche Holding AG (1)	8,000	1,125,722	1.51
Eli Lilly and Co.	30,000	1,104,600	1.49
Medtronic, Inc.	31,000	1,038,190	1.40
Merck & Co., Inc.	35,000	999,250	1.34
Pfizer Inc	65,000	947,700	1.28
Becton, Dickinson and Co.	11,000	799,370	1.08
Bristol-Myers Squibb Co.	28,000	599,480	.81
Schering-Plough Corp.	32,000	561,920	.76
Other securities		1,810,550	2.44
		11,595,705	15.63

Energy - 11.59%
Exxon Mobil Corp.	43,000	3,288,640	4.43
Chevron Corp.	22,000	1,551,440	2.09
Schlumberger Ltd.	28,000	1,142,680	1.54
Royal Dutch Shell PLC, Class B (ADR)	23,000	1,100,090	1.48
Other securities		1,521,590	2.05
		8,604,440	11.59

Financials - 10.58%
Berkshire Hathaway Inc., Class A (2)	20	1,790,040	2.41
Wells Fargo & Co.	90,000	1,701,000	2.29
American Express Co.	73,000	1,221,290	1.64
JPMorgan Chase & Co.	27,000	688,770	.93
U.S. Bancorp	37,000	549,080	.74
Other securities		1,904,570	2.57
		7,854,750	10.58

Industrials - 7.68%
General Electric Co.	110,305	1,338,000	1.80
Boeing Co.	20,000	846,200	1.14
Lockheed Martin Corp.	10,000	820,400	1.11
FedEx Corp.	15,000	764,100	1.03
Other securities		1,929,160	2.60
		5,697,860	7.68

Consumer discretionary - 5.50%
Lowe's Companies, Inc.	54,000	986,580	1.33
Time Warner Inc.	100,000	933,000	1.26
Target Corp.	27,500	858,000	1.15
Other securities		1,306,190	1.76
		4,083,770	5.50

Telecommunication services - 3.38%
AT&T Inc.	68,000	1,674,160	2.25
Verizon Communications Inc.	25,000	746,750	1.01
Other securities		87,480	.12
		2,508,390	3.38

Materials - 1.69%
Air Products and Chemicals, Inc.	13,000	653,900	.88
Other securities		601,470	.81
		1,255,370	1.69

Utilities - 1.24%
Exelon Corp.	17,000	921,740	1.24

Miscellaneous - 1.37%
Other common stocks in initial period of acquisition		1,019,018	1.37

Total common stocks (cost: $87,140,991)		68,576,726	92.40

	Principal
	amount
Short-term securities - 7.27%	(000)

Federal Home Loan Bank 0.15%-0.25% due 3/10-4/6/2009	$1,900	1,899,024	2.56
U.S. Treasury Bills 0.122%-0.21% due 4/2-4/29/2009	1,100	1,099,648	1.48
Estée Lauder Companies Inc. 0.30% due 3/19/2009 (3)	800	799,687	1.08
Jupiter Securitization Co., LLC 0.45% due 2/3/2009 (3)	600	599,977	.81
Other securities		999,587	1.34

Total short-term securities (cost: $5,398,516)		5,397,923	7.27

Total investment securities (cost: $92,539,507)		73,974,649	99.67
Other assets less liabilities		240,325	.33

Net assets		$74,214,974	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,058,589, which represented 4.12% of the net assets of the fund.
(2) Security did not produce income during the last 12 months.
(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,899,626, which represented 2.56% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Summary investment portfolio

Bond Portfolio, January 31, 2009
unaudited
The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Holdings by investment type

Mortgage- and asset-backed obligations	31.26%
Bonds & notes of U.S. government & government agencies	26.59
Bonds & notes of governments outside the U.S.	4.60
Preferred securities	3.03
Other	.28
Short-term securities & other assets less liabilities	4.32

Financials	13.43
Industrials	4.89
Utilities	3.20
Telecommunication services	2.87
Energy	2.08
Consumer discretionary	1.74
Other corporate bonds & notes	1.71
Corporate bonds & notes	29.92
[end pie chart]

	Principal		Percent
	amount		of net
Bonds & notes - 92.63%	(000)	Value	assets

Corporate bonds & notes - 29.92%
Financials - 13.43%
Countrywide Financial Corp., Series B, 5.80% 2012	$665	$654,190
MBNA Global Capital Funding, Series B, 3.993% 2027 (1)	200	89,547	1.53%
Sovereign Bancorp, Inc. 4.903% 2013 (1)	500	382,010	.79
Banco Santander-Chile 5.375% 2014 (2)	300	274,721	.56
Other securities		5,135,815	10.55
		6,536,283	13.43

Industrials - 4.89%
Continental Airlines, Inc.:
!Series 2001-1, Class A-2, 6.503% 2011 (3)	385	334,950
!6.903%-7.707% 2016-2022 (3)	352	252,434	1.21
Hutchison Whampoa International Ltd. 7.00% 2011 (2)	250	263,232	.54
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013 (2) (3)	257	242,853	.50
Other securities		1,284,784	2.64
		2,378,253	4.89

Utilities - 3.20%
Homer City Funding LLC 8.734% 2026 (3)	289	271,425	.56
Reliant Energy Resources Corp. 7.75% 2011	250	248,248	.51
Other securities		1,039,457	2.13
		1,559,130	3.20

Telecommunication services - 2.87%
SBC Communications Inc:
6.25% 2011	250	261,647
5.625% 2016	125	125,784
AT&T Inc. 4.95%-5.80% 2013-2019	310	314,290
AT&T Wireless Services, Inc. 7.875% 2011	100	107,578	1.66
Other securities		585,688	1.21
		1,394,987	2.87

Energy - 2.08%
Other securities		1,011,397	2.08

Consumer discretionary - 1.74%
News America Inc. 6.65% 2037 (4)	300	289,941	.60
Other securities		555,489	1.14
		845,430	1.74

Other corporate bonds & notes - 1.71%
Other securities		834,086	1.71

Total corporate bonds & notes		14,559,566	29.92

Mortgage- and asset-backed obligations (3) - 31.26%
Fannie Mae:
Series 2000-T5, Class B, 7.30% 2010	500	530,090
Series 2001-T6B, 6.088% 2011	250	268,068
5.00% 2036	622	633,710
5.632% 2037 (1)	231	236,951
6.50% 2037	1,400	1,459,410
5.50% 2038	390	400,743
6.50% 2039	645	671,806
5.00%-12.047% 2021-2041 (1)	1,439	1,497,982	11.71
Freddie Mac:
5.00% 2023	472	483,228
5.00% 2023	361	369,897
5.00% 2023	359	367,822
6.00% 2026	387	400,646
5.00% 2038	491	498,381
0%-5.50% 2023-2037	643	639,632	5.67
Government National Mortgage Assn.:
6.00% 2038	496	510,936
6.50% 2038	488	506,827	2.09
SBA CMBS Trust:
Series 2005-1, Class D, 6.219% 2035 (2) (4)	320	281,600
Series 2006-1A, Class D, 5.852% 2036 (2) (4)	300	246,000
Series 2006-1A, Class A, 5.314% 2036 (2) (4)	200	178,000	1.45
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035 (2) (4)	325	284,375	.59
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	250	253,175	.52
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	250	252,927	.52
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	250	248,411	.51
Bank of America 5.50% 2012 (2)	250	247,307	.51
Other securities		3,741,877	7.69
		15,209,801	31.26

Bonds & notes of U.S. government & government agencies - 26.59%
U.S. Treasury:
4.25% 2012	1,300	1,428,726
4.875% 2012	490	541,161
2.00% 2013	280	282,702
4.25% 2013	3,292	3,682,398
12.50% 2014	1,200	1,275,564
11.25% 2015	800	1,195,000
3.75% 2018	360	387,731
4.00% 2018	925	1,015,696
6.00% 2026	300	383,298
4.50% 2036	1,140	1,292,737
3.875%-4.375% 2018-2038	275	302,785	24.22
Freddie Mac 5.00% 2018	250	234,015	.48
United States Government Agency-Guaranteed (FDIC insured):
Bank of America Corp., Series L, 3.125% 2012	150	154,211	.32
Sovereign Bancorp, Inc. 2.75% 2012	150	152,371	.31
Other securities		613,353	1.26
		12,941,748	26.59

Bonds & notes of governments outside the U.S. - 4.60%
German Government:
4.25% 2014	€470	650,926
3.75% 2017	415	553,732
Series 8, 4.25% 2018	315	435,665	3.37
French Government O.A.T. Eurobond 4.00% 2018	250	326,913	.67
Israeli Government 7.50% 2014 (4)	ILS 935	271,921	.56
		2,239,157	4.60

Municipals - 0.26%
Other securities		128,259	.26

Total bonds & notes (cost: $48,786,263)		45,078,531	92.63

Convertible securities - 0.02%	Shares

Financials - 0.02%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	2	8,000	.02

Total convertible securities (cost: $169,500)		8,000	.02

Preferred securities - 3.03%

Financials - 3.03%
Fannie Mae, Series O, 7.00% (1) (2)	23,175	55,041	.11
Freddie Mac, Series Z, 8.375%	10,950	11,634	.02
Freddie Mac, Series V, 5.57%	8,300	4,088	.01
Other securities		1,404,191	2.89

Total preferred securities (cost: $4,564,793)		1,474,954	3.03

	Principal
	amount
Short-term securities - 6.78%	(000)

Federal Home Loan Bank 0.18% due 2/19/2009	$1,200	1,199,886	2.47
Fannie Mae 0.90% due 2/3/2009	800	799,994	1.64
NetJets Inc. 0.20% due 2/4/2009 (2)	700	699,984	1.44
U.S. Treasury Bills 0.21% due 4/29/2009	600	599,729	1.23

Total short-term securities (cost: $3,299,556)		3,299,593	6.78

Total investment securities (cost: $56,820,112)		49,861,078	102.46
Other assets less liabilities		(1,196,154)	(2.46)

Net assets		$48,664,924	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Coupon rate may change periodically.
(2) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $8,080,968, which represented 16.61% of the net assets of the fund.

(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $1,854,362, which represented 3.81% of the net assets of the fund.

Key to abbreviation and symbol
€ = Euros
ILS = Israeli shekels

See Notes to Financial Statements

Financial statements
unaudited

Statements of assets and liabilities
at January 31, 2009
	Growth and Income	Bond
	Portfolio	Portfolio

Assets:
Investment securities, at value (cost: $92,539,507 and $56,820,112, respectively)	$73,974,649	$49,861,078
Cash	284,681	297,720
Unrealized gain on forward currency contracts	-	27,035
Receivables for:
Sales of investments	163,265	183,890
Dividends and interest	110,092	706,656
Total assets	74,532,687	51,076,379

Liabilities:
Payables for:
Purchases of investments	267,735	2,371,202
Investment advisory services	29,937	18,683
Other fees and expenses	20,041	21,570
Total liabilities	317,713	2,411,455
Net assets at January 31, 2009	$74,214,974	$48,664,924

Net assets consist of:
Capital paid in on shares of beneficial interest	$95,268,645	$62,300,907
Undistributed (distributions in excess of) net investment income	91,548	(556,730)
Accumulated net realized loss	(2,580,172)	(6,144,833)
Net unrealized depreciation	(18,565,047)	(6,934,420)
Net assets at January 31, 2009	$74,214,974	$48,664,924

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized
Shares outstanding	7,469,225	3,763,081
Net asset value per share	$9.94	$12.93

See Notes to Financial Statements

Statements of operations
for the year ended January 31, 2009
	Growth and
	Income Portfolio	Bond Portfolio
Investment income:
Income:
Dividends (net of non-U.S. taxes of $4,883 on Growth and Income Portfolio)	$1,097,716	$56,169
Interest	73,790	1,516,695
Total income	1,171,506	1,572,864

Fees and expenses:
Investment advisory services	226,510	127,287
Transfer agent services	373	285
Reports to shareholders	8,499	4,514
Registration statement and prospectus	11,881	11,873
Trustees' compensation	31,658	16,623
Trustees' travel expenses	9,965	5,396
Auditing	23,034	23,701
Legal	7,684	7,684
Custodian	602	488
Total fees and expenses before waiver	320,206	197,851
Less investment advisory waiver	22,651	12,729
Total fees and expenses after waiver	297,555	185,122
Net investment income	873,951	1,387,742

Net realized loss and unrealized
depreciation on investments and currency:
Net realized (loss) gain on:
Investments	(2,559,534)	(3,534,029)
Currency transactions	(20,638)	9,360
	(2,580,172)	(3,524,669)
Net unrealized (depreciation) appreciation on:
Investments	(29,551,019)	(2,770,493)
Currency translations	(1,667)	24,810
	(29,552,686)	(2,745,683)
Net realized loss and unrealized depreciation
on investments and currency	(32,132,858)	(6,270,352)
Net decrease in net assets resulting from operations	$(31,258,907)	$(4,882,610)

See Notes to Financial Statements

Statements of changes in net assets
GROWTH AND INCOME PORTFOLIO
	Six months
	ended January 31, 2009*	Year ended July 31, 2008
Operations:
Net investment income	$873,951	$1,955,610
Net realized (loss) gain on investments and currency transactions	(2,580,172)	892,518
Net unrealized depreciation on investments and currency translations	(29,552,686)	(12,176,211)
Net decrease in net assets resulting from operations	(31,258,907)	(9,328,083)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,047,492)	(2,232,110)
Distributions from net realized gain on investments	-	(2,749,537)
Total dividends and distributions paid to shareholders	(1,047,492)	(4,981,647)

Net capital share transactions	(1,975,988)	4,026,592

Total decrease in net assets	(34,282,387)	(10,283,138)

Net assets:
Beginning of period	108,497,361	118,780,499
End of period (including undistributed
net investment income: $91,548 and $265,089, respectively)	$74,214,974	$108,497,361

*Unaudited.

See Notes to Financial Statements

Statements of changes in net assets
BOND PORTFOLIO
	Six months
	ended January 31, 2009*	Year ended July 31, 2008
Operations:
Net investment income	$1,387,742	$3,140,719
Net realized loss on investments and currency transactions	(3,524,669)	(432,887)
Net unrealized depreciation on investments and currency translations	(2,745,683)	(3,745,192)
Net decrease in net assets resulting from operations	(4,882,610)	(1,037,360)

Dividends paid to shareholders from net investment income	(1,563,449)	(3,415,559)

Net capital share transactions	(644,537)	393,671

Total decrease in net assets	(7,090,596)	(4,059,248)

Net assets:
Beginning of period	55,755,520	59,814,768
End of period (including distributions in excess of
net investment income: $(556,730) and $(381,023), respectively)	$48,664,924	$55,755,520

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                    unaudited

1. Organization and significant accounting policies

Organization – Endowments (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, Growth and Income Portfolio and Bond Portfolio (the "funds"). Growth and Income Portfolio seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks. Bond Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in fixed-income securities.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the trust:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the trust's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.  Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders –Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – Bond Portfolio may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables for sales or payables for purchases of investment securities in the statement of assets and liabilities.

2. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, securities held by the funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the funds’ portfolios generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Investments outside the U.S. may be subject to certain risks. For example, changes in relationships among global currencies may trigger declines in the value of the funds’ holdings. Investing in securities issued by entities based outside the U.S. may also be affected by currency controls, different accounting and legal standards, expropriation, tax policies, greater market volatility and various administrative difficulties.

 3. Taxation and distributions

Federal income taxation – The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2009, the funds did not have a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the funds did not incur any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchases; unrealized appreciation of certain investments in securities outside the U.S.; net capital losses; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

 The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Growth and Income Portfolio	Bond Portfolio
Undistributed ordinary income	$265,089		$260,410
Capital loss carryforwards*:
Expiring 2011	-	$(197,715)
Expiring 2014	-	(345,750)
Expiring 2015	-	(1,278,462)
Expiring 2016	-	(218,313)	(2,040,240)
Post-October capital loss deferrals (realized during the period November 1, 2007, through July 31, 2008)†	-		(547,546)

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.
†These deferrals are considered incurred in the subsequent year.

As of January 31, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Growth and Income Portfolio	Bond Portfolio
Gross unrealized appreciation on investment securities	$5,241,747	$653,589
Gross unrealized depreciation on investment securities	(23,826,960)	(8,363,681)
Net unrealized depreciation on investment securities	(18,585,213)	(7,710,092)
Cost of investment securities	92,559,862	57,571,170

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the funds’ investment adviser, is the parent company of American Funds Service Company® ("AFS"), the funds’ transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the funds’ shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.50% on the first $150 million of each fund’s daily net assets and 0.40% on such assets in excess of $150 million.

The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of each fund. Expenses related to interest, taxes, brokerage commissions, transaction costs and extraordinary items are not subject to these limitations. For the six months ended January 31, 2009, no such fee reductions were required. CRMC voluntarily waived a portion of investment advisory services fees during the six months ended January 31, 2009. Total investment advisory services fees waived by CRMC were $22,651 and $12,729 for Growth and Income Portfolio and Bond Portfolio, respectively.  As a result, the fees shown on the accompanying financial statements of $226,510 and $127,287, for Growth and Income Portfolio and Bond Portfolio, respectively, were both reduced to an annualized rate of 0.450% of average daily net assets.

Transfer agent services – The funds have a transfer agent agreement with AFS. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping and communications.

Distribution services – The trust has a principal underwriting agreement with AFD.  AFD does not receive compensation for any sales of the funds’ shares.

Affiliated officers and trustees – Officers and certain trustees of the trust are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

5. Disclosure of fair value measurements

The series adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on August 1, 2008. FAS 157 requires the funds to classify their assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the funds’ valuation levels as of January 31, 2009:

	Growth and Income Portfolio	Bond Portfolio
Investment securities:
Level 1 – Quoted prices	$65,518,137	$70,763
Level 2 – Other significant observable inputs	8,456,512	48,497,815
Level 3 – Significant unobservable inputs	-	1,292,500
Total	$73,974,649	$49,861,078

Investment securities trading outside the U.S. (1)	$3,058,589	-

Forward currency contracts:
Level 2 – Other significant observable inputs	-	$27,035	(2)

(1)Represents certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, these amounts were classified as Level 2 instead of Level 1 in the above chart.

 (2) Forward currency contracts are not included in the summary investment portfolio.

The following table reconciles the valuation of Bond Portfolio’s Level 3 investment securities and related transactions during the six months ended January 31, 2009:

Level 3 investment securities

Beginning value at 8/1/2008	$-
Net unrealized appreciation (3)	42,954
Net transfers into Level 3	1,249,546
Ending value at 1/31/2009	$1,292,500

Net unrealized appreciation during the period on Level 3 investment securities held at 1/31/2009	$42,954

(3) Net unrealized appreciation is included in the related amounts on investments in the statements of operations.

6. Capital share transactions

Capital share transactions in the funds were as follows:

	Sales		Reinvestments of dividends and distributions		Repurchases		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2009
Growth and Income Portfolio	$2,846,621	243,256	$915,788	75,690	$(5,738,397)	(470,822)	$(1,975,988)	(151,876)
Bond Portfolio	1,103,768	79,550	1,393,059	103,671	(3,141,364)	(225,392)	(644,537)	(42,171)

Year ended July 31, 2008
Growth and Income Portfolio	$9,427,098	601,592	$4,623,482	293,245	$(10,023,988)	(632,953)	$4,026,592	261,884
Bond Portfolio	4,146,499	266,513	2,950,641	192,308	(6,703,469)	(433,530)	393,671	25,291

7. Forward currency contracts

As of January 31, 2009, Bond Portfolio had open forward currency contracts to sell currencies as follows:

	Contract amount		U.S. valuation at January 31, 2009
				Unrealized
	Receive	Deliver	Amount	appreciation

Sales:

Euros
expiring 2/26 to 3/12/2009	$1,837,887	€1,415,000	$1,810,852	$27,035

8. Investment transactions

Growth and Income Portfolio and Bond Portfolio made purchases of investment securities of $17,386,123 and $9,851,054 and sales of investment securities of $12,999,492 and $10,527,899, respectively, during the six months ended January 31, 2009. Short-term securities and U.S. government obligations, if any, were excluded.

Financial highlights (1)

Growth and Income Portfolio

		(Loss) income from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers (3)		Ratio of net income to average net assets (3)
Class A:
Six months ended 1/31/2009 (4)	$14.24	$.12	$(4.28)	$(4.16)	$(.14)	$ -	$(.14)	$9.94	(29.38)%	$74.71%	(5)	.66%	(5)	1.93%	(5)
Year ended 7/31/2008	16.14	.26	(1.48)	(1.22)	(.30)	(.38)	(.68)	14.24	(7.95)	108.67		.62		1.67
Year ended 7/31/2007	14.86	.29	2.03	2.32	(.27)	(.77)	(1.04)	16.14	16.02	119.69		.64		1.81
Year ended 7/31/2006	14.95	.23	.44	.67	(.23)	(.53)	(.76)	14.86	4.61	104.71		.66		1.56
Year ended 7/31/2005	14.10	.24	1.20	1.44	(.21)	(.38)	(.59)	14.95	10.33	106.69		.66		1.60
Year ended 7/31/2004	12.57	.20	1.53	1.73	(.20)	-	(.20)	14.10	13.81	90.64		.64		1.43

Bond Portfolio

		(Loss) income from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers (3)		Ratio of net income to average net assets (3)
Class A:
Six months ended 1/31/2009 (4)	$14.65	$.37	$(1.67)	$(1.30)	$(.42)	$ -	$(.42)	$12.93	(8.96)%	$49.78%	(5)	.73%	(5)	5.45%	(5)
Year ended 7/31/2008	15.82	.83	(1.09)	(.26)	(.91)	-	(.91)	14.65	(1.81)	56.75		.70		5.33
Year ended 7/31/2007	15.99	.83	(.07)	.76	(.93)	-	(.93)	15.82	4.81	60.76		.71		5.12
Year ended 7/31/2006	16.62	.81	(.50)	.31	(.94)	-	(.94)	15.99	1.94	60.79		.74		5.00
Year ended 7/31/2005	16.72	.78	.05	.83	(.93)	-	(.93)	16.62	5.07	65.74		.71		4.61
Year ended 7/31/2004	16.57	.83	.22	1.05	(.90)	-	(.90)	16.72	6.37	59.70		.70		4.93

		Year ended July 31
	Six months ended January 31, 2009(4)	2008	2007	2006	2005	2004

Portfolio turnover rate	16%	21%	24%	25%	31%	32%
Portfolio turnover rate	31%	60%	52%	62%	51%	36%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) This column reflects the impact, if any, of certain waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services.
(4) Unaudited.
(5) Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                                             unaudited

As a shareholder of the funds, you incur certain ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples on the next page  are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008, through January 31, 2009).

Actual expenses:

The first line for each fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line for each fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of the fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders may be subject to fees charged by financial intermediaries. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

	Beginning account value 8/1/2008	Ending account value 1/31/2009	Expenses paid during period*	Annualized expense ratio

Growth and Income Portfolio -- actual return	$1,000.00	$706.16	$2.84	.66%
Growth and Income Portfolio -- assumed 5% return	1,000.00	1,021.88	3.36	.66
Bond Portfolio -- actual return	1,000.00	910.40	3.52	.73
Bond Portfolio -- assumed 5% return	1,000.00	1,021.53	3.72	.73

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

Endowments

Office of the trust
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
Attn: HOST/IIS-IRV S-1
6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

For more information about any of the American Funds, please ask your investment professional for a prospectus.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The reports also are available on the Endowments website at americanfunds.com/endowments and on the SEC website.

A complete January 31, 2009, portfolio of Endowments’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Endowments files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Endowments, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds.

[logo – Capital Research and Management (sm)]

The Capital Group Companies

Capital International    Capital Guardian    Capital Research and Management    Capital Bank and Trust    American Funds

Lit. No. MFGESR-985-0309P

Litho in USA REG/PL/9141-S16162

© 2009 ENDOWMENTS

10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo - Capital Research and Management sm]

Endowments, Growth and Income PortfolioSM
Investment portfolio

January 31, 2009
 unaudited

Common stocks — 92.40%	Shares	Value

CONSUMER STAPLES — 17.19%
Wal-Mart Stores, Inc.	56,000	$2,638,720
Philip Morris International Inc.	70,000	2,600,500
Walgreen Co.	73,000	2,000,930
Coca-Cola Co.	35,000	1,495,200
PepsiCo, Inc.	20,000	1,004,600
Hershey Co.	26,500	987,920
Kraft Foods Inc., Class A	25,000	701,250
L’Oréal SA1	9,000	598,794
Avon Products, Inc.	26,500	541,925
Altria Group, Inc.	11,284	186,637
		12,756,476

INFORMATION TECHNOLOGY — 16.55%
Nokia Corp. (ADR)	130,000	1,595,100
Cisco Systems, Inc.[2]	102,000	1,526,940
Oracle Corp.[2]	83,000	1,396,890
International Business Machines Corp.	14,500	1,328,925
Microsoft Corp.	71,000	1,214,100
QUALCOMM Inc.	30,000	1,036,500
Google Inc., Class A2	2,400	812,472
Applied Materials, Inc.	60,000	562,200
Intel Corp.	40,000	516,000
Texas Instruments Inc.	28,000	418,600
Analog Devices, Inc.	20,000	399,600
Intuit Inc.[2]	17,000	385,050
Hewlett-Packard Co.	11,000	382,250
EMC Corp.[2]	32,000	353,280
Linear Technology Corp.	15,000	351,300
		12,279,207

HEALTH CARE — 15.63%
Novo Nordisk A/S, Class B1	25,000	1,334,073
UnitedHealth Group Inc.	45,000	1,274,850
Roche Holding AG1	8,000	1,125,722
Eli Lilly and Co.	30,000	1,104,600
Medtronic, Inc.	31,000	1,038,190
Merck & Co., Inc.	35,000	999,250
Pfizer Inc	65,000	947,700
Becton, Dickinson and Co.	11,000	799,370
Bristol-Myers Squibb Co.	28,000	599,480
Schering-Plough Corp.	32,000	561,920
Wyeth	10,000	429,700
Johnson & Johnson	7,000	403,830
Stryker Corp.	8,000	337,920
Amgen Inc.[2]	6,000	329,100
Aetna Inc.	10,000	310,000
		11,595,705

ENERGY — 11.59%
Exxon Mobil Corp.	43,000	3,288,640
Chevron Corp.	22,000	1,551,440
Schlumberger Ltd.	28,000	1,142,680
Royal Dutch Shell PLC, Class B (ADR)	23,000	1,100,090
Diamond Offshore Drilling, Inc.	8,000	502,080
ConocoPhillips	8,000	380,240
Baker Hughes Inc.	11,000	366,520
Occidental Petroleum Corp.	5,000	272,750
		8,604,440

FINANCIALS — 10.58%
Berkshire Hathaway Inc., Class A2	20	1,790,040
Wells Fargo & Co.	90,000	1,701,000
American Express Co.	73,000	1,221,290
JPMorgan Chase & Co.	27,000	688,770
U.S. Bancorp	37,000	549,080
Allstate Corp.	22,000	476,740
Chubb Corp.	8,000	340,640
KeyCorp	35,000	254,800
Lincoln National Corp.	16,000	242,080
Bank of America Corp.	35,000	230,300
Comerica Inc.	12,000	199,920
Citigroup Inc.	35,000	124,250
American International Group, Inc.	28,000	35,840
		7,854,750

INDUSTRIALS — 7.68%
General Electric Co.	110,305	1,338,000
Boeing Co.	20,000	846,200
Lockheed Martin Corp.	10,000	820,400
FedEx Corp.	15,000	764,100
United Parcel Service, Inc., Class B	10,000	424,900
Avery Dennison Corp.	15,000	363,450
Illinois Tool Works Inc.	10,000	326,600
Deere & Co.	9,000	312,660
Emerson Electric Co.	8,000	261,600
United Technologies Corp.	5,000	239,950
		5,697,860

CONSUMER DISCRETIONARY — 5.50%
Lowe’s Companies, Inc.	54,000	986,580
Time Warner Inc.	100,000	933,000
Target Corp.	27,500	858,000
Carnival Corp., units	20,000	363,800
Nordstrom, Inc.	25,000	317,250
News Corp., Class A	45,000	287,550
Home Depot, Inc.	13,000	279,890
Gannett Co., Inc.	10,000	57,700
		4,083,770

TELECOMMUNICATION SERVICES — 3.38%
AT&T Inc.	68,000	1,674,160
Verizon Communications Inc.	25,000	746,750
Sprint Nextel Corp., Series 1[2]	36,000	87,480
		2,508,390

MATERIALS — 1.69%
Air Products and Chemicals, Inc.	13,000	653,900
E.I. du Pont de Nemours and Co.	15,000	344,400
Alcoa Inc.	33,000	257,070
		1,255,370

UTILITIES — 1.24%
Exelon Corp.	17,000	921,740

MISCELLANEOUS — 1.37%
Other common stocks in initial period of acquisition		1,019,018

Total common stocks (cost: $87,140,991)		68,576,726

	Principal amount
Short-term securities — 7.27%	(000)

Federal Home Loan Bank 0.15%–0.25% due 3/10–4/6/2009	$1,900	1,899,024
U.S. Treasury Bills 0.122%–0.21% due 4/2–4/29/2009	1,100	1,099,648
Estée Lauder Companies Inc. 0.30% due 3/19/2009[3]	800	799,687
Jupiter Securitization Co., LLC 0.45% due 2/3/2009[3]	600	599,977
General Dynamics Corp. 0.23% due 2/12/2009[3]	500	499,962
Freddie Mac 0.33% due 4/3/2009	500	499,625

Total short-term securities (cost: $5,398,516)		5,397,923

Total investment securities (cost: $92,539,507)		73,974,649
Other assets less liabilities		240,325

Net assets		$74,214,974

 “Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,058,589, which represented 4.12% of the net assets of the fund.
[2]Security did not produce income during the last 12 months.

[3]Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,899,626, which represented 2.56% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, and expenses of the fund. This and other important information is contained in the fund’s prospectus, which should be read carefully before investing.

Endowments, Bond PortfolioSM
Investment portfolio

January 31, 2009
 unaudited

Bonds & notes — 92.63%	Principal amount (000)	Value

CORPORATE BONDS & NOTES — 29.92%
Financials — 13.43%
Countrywide Financial Corp., Series B, 5.80% 2012	$665	$654,190
MBNA Global Capital Funding, Series B, 3.993% 2027[1]	200	89,547
Hospitality Properties Trust 6.30% 2016	400	212,233
Hospitality Properties Trust 5.625% 2017	115	60,344
Hospitality Properties Trust 6.70% 2018	200	113,548
Sovereign Bancorp, Inc. 4.903% 2013[1]	500	382,010
Banco Santander-Chile 5.375% 2014[2]	300	274,721
United Overseas Bank Ltd. 5.375% 2019[1,2]	250	224,411
Fifth Third Bancorp 8.25% 2038	200	151,042
Fifth Third Capital Trust IV 6.50% 2067[1]	125	57,062
New York Life Global Funding 4.65% 2013[2]	200	197,483
Lincoln National Corp. 7.00% 2066[1]	425	196,593
SLM Corp., Series A, 4.50% 2010	200	186,044
DBS Bank Ltd. 1.704% 2021[1,2]	250	184,377
International Lease Finance Corp., Series R, 6.375% 2013	100	73,425
American General Finance Corp., Series I, 5.40% 2015	250	110,100
Loews Corp. 6.00% 2035	225	182,187
CNA Financial Corp. 6.50% 2016	250	181,251
MetLife Capital Trust X 9.25% 2068[1,2]	250	180,004
Resona Bank, Ltd. 5.85% (undated)[1,2]	305	163,370
Kimco Realty Corp., Series C, 4.82% 2014	200	148,265
Nationwide Financial Services, Inc. 6.75% 2067[1]	335	146,650
Hartford Financial Services Group, Inc. 8.125% 2068[1]	250	144,063
Principal Life Insurance Co. 5.30% 2013	150	143,842
American Express Co. 6.15% 2017	150	141,292
HSBC Holdings PLC 6.50% 2037	150	137,244
HBOS PLC 6.75% 2018[2]	150	132,728
Prudential Holdings, LLC, Series C, 8.695% 2023[2,3]	150	130,600
UniCredito Italiano SpA 5.584% 2017[1,2]	200	130,078
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	100	79,857
Abbey National PLC 7.95% 2029	60	49,976
Capital One Capital III 7.686% 2036[1]	231	122,430
United Dominion Realty Trust, Inc. 6.50% 2009	125	122,101
Chubb Corp. 6.375% 2067[1]	150	101,394
Simon Property Group, LP 6.125% 2018	125	96,519
Capmark Financial Group Inc. 5.875% 2012	250	94,970
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[1]	125	93,570
ORIX Corp. 5.48% 2011	125	92,292
Monumental Global Funding 5.50% 2013[2]	100	91,063
Liberty Mutual Group Inc., Series C, 10.75% 2088[1,2]	150	90,127
Allstate Corp., Series A, 6.50% 2067[1]	125	80,898
CIT Group Inc. 6.10% 2067[1]	250	80,723
Northern Rock PLC 6.594% (undated)[1,2]	200	47,000
Nationwide Mutual Insurance Co. 7.875% 2033[2]	85	46,907
TuranAlem Finance BV 8.25% 2037[2]	100	43,500
Credit Agricole SA 6.637% (undated)[1,2]	100	38,500
Catlin Insurance Ltd. 7.249% (undated)[1,2]	150	35,752
		6,536,283

Industrials — 4.89%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[3]	385	334,950
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[3]	112	78,592
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[3]	70	45,106
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	169	128,736
Hutchison Whampoa International Ltd. 7.00% 2011[2]	250	263,232
Hutchison Whampoa International Ltd. 6.50% 2013[2]	150	152,312
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3]	257	242,853
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[3]	200	155,300
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	121	81,491
Canadian National Railway Co. 6.375% 2037	200	200,554
Norfolk Southern Corp. 5.75% 2018	200	193,064
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3]	148	136,727
Burlington Northern Santa Fe Corp. 7.00% 2014	125	132,610
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[3]	140	98,369
CSX Corp. 5.75% 2013	50	48,165
CSX Corp. 6.15% 2037	50	38,234
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3]	49	47,958
		2,378,253

Utilities — 3.20%
Midwest Generation, LLC, Series B, 8.56% 2016[3]	83	81,393
Homer City Funding LLC 8.734% 2026[3]	289	271,425
Reliant Energy Resources Corp. 7.75% 2011	250	248,248
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	224,630
E.ON International Finance BV 5.80% 2018[2]	200	193,474
FPL Energy National Wind, LLC 5.608% 2024[2,3]	198	155,091
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	150	152,708
PSEG Power LLC 3.75% 2009	125	125,264
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[2]	150	106,897
		1,559,130

Telecommunication services — 2.87%
SBC Communications Inc. 6.25% 2011	250	261,647
AT&T Wireless Services, Inc. 7.875% 2011	100	107,578
AT&T Inc. 4.95% 2013	200	204,036
SBC Communications Inc. 5.625% 2016	125	125,784
AT&T Inc. 5.80% 2019	110	110,254
Telecom Italia Capital SA 5.25% 2015	100	85,223
Telecom Italia Capital SA 7.721% 2038	250	234,044
Nextel Communications, Inc., Series E, 6.875% 2013	375	181,968
Verizon Communications Inc. 5.55% 2014[2]	85	84,453
		1,394,987

Energy — 2.08%
Enbridge Energy Partners, LP, Series B, 7.50% 2038	250	212,075
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,3]	257	205,745
TransCanada PipeLines Ltd. 7.125% 2019	100	106,184
TransCanada PipeLines Ltd. 6.35% 2067[1]	150	85,479
Rockies Express Pipeline LLC 6.85% 2018[2]	150	152,967
Enterprise Products Operating LLC 5.65% 2013	150	143,383
Qatar Petroleum 5.579% 2011[2,3]	56	53,042
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,3]	53	52,522
		1,011,397

Consumer discretionary — 1.74%
News America Inc. 6.65% 2037[4]	300	289,941
Tele-Communications, Inc. 9.80% 2012	215	231,492
Time Warner Cable Inc. 6.75% 2018	150	146,739
Seminole Tribe of Florida 5.798% 2013[2,3]	105	98,317
Thomson Reuters Corp. 6.50% 2018	85	78,941
		845,430

Consumer staples — 0.61%
Kroger Co. 6.40% 2017	150	152,307
Safeway Inc. 6.25% 2014	100	105,664
Delhaize Group 5.875% 2014	40	40,412
		298,383

Information technology — 0.44%
National Semiconductor Corp. 6.15% 2012	150	119,906
KLA-Tencor Corp. 6.90% 2018	125	95,191
		215,097

Health care — 0.42%
Amgen Inc. 5.70% 2019	195	203,051

Materials — 0.24%
ArcelorMittal 6.125% 2018	150	117,555

Total corporate bonds & notes		14,559,566

MORTGAGE- AND ASSET-BACKED OBLIGATIONS[3] — 31.26%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	500	530,090
Fannie Mae, Series 2001-T6B, 6.088% 2011	250	268,068
Fannie Mae 6.00% 2021	15	15,770
Fannie Mae, Series 2001-4, Class GA, 10.148% 2025[1]	23	25,533
Fannie Mae 6.00% 2026	91	94,027
Fannie Mae 7.50% 2031	6	5,864
Fannie Mae, Series 2001-20, Class C, 12.047% 2031[1]	17	18,932
Fannie Mae 5.00% 2036	622	633,710
Fannie Mae 5.632% 2037[1]	231	236,951
Fannie Mae 6.00% 2037	200	206,376
Fannie Mae 6.50% 2037	1,400	1,459,410
Fannie Mae 6.50% 2037	174	180,956
Fannie Mae 6.50% 2037	130	134,354
Fannie Mae 7.00% 2037	203	212,093
Fannie Mae 7.00% 2037	191	199,854
Fannie Mae 7.00% 2037	174	183,041
Fannie Mae 5.00% 2038	200	203,413
Fannie Mae 5.50% 2038	390	400,743
Fannie Mae 6.50% 2039	645	671,806
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	17	17,769
Freddie Mac 5.00% 2023	472	483,228
Freddie Mac 5.00% 2023	361	369,897
Freddie Mac 5.00% 2023	359	367,822
Freddie Mac 5.00% 2023	95	97,147
Freddie Mac 6.00% 2026	387	400,646
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	101	85,461
Freddie Mac, Series 3257, Class PA, 5.50% 2036	220	225,649
Freddie Mac, Series 3318, Class JT, 5.50% 2037	227	231,375
Freddie Mac 5.00% 2038	491	498,381
Government National Mortgage Assn. 6.00% 2038	496	510,936
Government National Mortgage Assn. 6.50% 2038	488	506,827
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[2,4]	320	281,600
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2,4]	200	178,000
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[2,4]	300	246,000
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	200	180,000
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2,4]	325	284,375
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	255	214,144
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1]	125	104,388
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,4]	200	149,000
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,4]	250	153,525
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	250	253,175
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	250	252,927
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	250	248,411
Bank of America 5.50% 2012[2]	250	247,307
Nationwide Building Society, Series 2007-2, 5.50% 2012[2]	250	231,249
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	256	221,296
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	229	215,370
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	221	212,219
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	200	186,718
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	200	172,797
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	154	151,448
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	125	125,440
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[1]	227	125,389
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	119	121,343
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	166	120,704
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	215	112,508
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	112	111,183
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.921% 2036[1]	113	62,546
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.928% 2037[1]	87	45,921
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	105	104,109
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	150	103,054
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	220	97,491
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	173	95,389
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.19% 2030[1]	76	75,492
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	63	60,671
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	47	36,361
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1]	36	34,700
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	34	32,734
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.483% 2037[1]	141	30,972
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.467% 2027[1,2]	31	30,525
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	23	23,191
		15,209,801

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 26.59%
U.S. Treasury 4.25% 2012	1,300	1,428,726
U.S. Treasury 4.875% 2012	490	541,161
U.S. Treasury 2.00% 2013	280	282,702
U.S. Treasury 4.25% 2013	3,292	3,682,398
U.S. Treasury 12.50% 2014	1,200	1,275,564
U.S. Treasury 11.25% 2015	800	1,195,000
U.S. Treasury 3.75% 2018	360	387,731
U.S. Treasury 3.875% 2018	190	206,403
U.S. Treasury 4.00% 2018	925	1,015,696
U.S. Treasury 6.00% 2026	300	383,298
U.S. Treasury 4.50% 2036	1,140	1,292,737
U.S. Treasury 4.375% 2038	85	96,382
Freddie Mac 5.00% 2018	250	234,015
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	150	154,863
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 3.125% 2011	150	154,472
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	150	154,211
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	150	154,132
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	150	152,371
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	150	149,886
		12,941,748

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 4.60%
German Government 4.25% 2014	€470	650,926
German Government 3.75% 2017	415	553,732
German Government, Series 8, 4.25% 2018	315	435,665
French Government O.A.T. Eurobond 4.00% 2018	250	326,913
Israeli Government 7.50% 2014[4]	ILS935	271,921
		2,239,157

MUNICIPALS — 0.26%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	$144	106,565
State of Louisiana,Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	25	21,694
		128,259

Total bonds & notes (cost: $48,786,263)		45,078,531

Convertible securities — 0.02%	Shares

FINANCIALS — 0.02%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	2	8,000

Total convertible securities (cost: $169,500)		8,000

Preferred securities — 3.03%

FINANCIALS — 3.03%
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	250,000	142,714
BNP Paribas Capital Trust 9.003% noncumulative trust[1,2]	150,000	84,064
BNP Paribas 7.195%[1,2]	100,000	55,040
Standard Chartered PLC 6.409%[1,2]	400,000	138,112
JPMorgan Chase & Co., Series I, 7.90%[1]	150,000	114,283
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	125,000	110,025
QBE Capital Funding II LP 6.797%[1,2]	200,000	109,978
PNC Preferred Funding Trust I 6.517%[1,2]	200,000	96,337
ILFC E-Capital Trust II 6.25%[1,2]	255,000	83,687
ING Capital Funding Trust III 8.439% noncumulative[1]	170,000	76,590
Société Générale 5.922%[1,2]	150,000	66,952
AXA SA, Series B, 6.379%[1,2]	150,000	64,964
Fannie Mae, Series O, 7.00%[1,2]	23,175	55,041
Citigroup Inc., Series E, 8.40%[1]	150,000	54,972
Barclays Bank PLC 7.434%[1,2]	100,000	47,024
Royal Bank of Scotland Group PLC, Series U, 7.64%[1]	300,000	46,518
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[1,2]	62,000	40,013
Lloyds TSB Group PLC 6.267%[1,2]	150,000	37,271
XL Capital Ltd., Series E, 6.50%[1]	250,000	35,647
Freddie Mac, Series Z, 8.375%	10,950	11,634
Freddie Mac, Series V, 5.57%	8,300	4,088

Total preferred securities (cost: $4,564,793)		1,474,954

	Principal amount
Short-term securities — 6.78%	(000)

Federal Home Loan Bank 0.18% due 2/19/2009	$1,200	1,199,886
Fannie Mae 0.90% due 2/3/2009	800	799,994
NetJets Inc. 0.20% due 2/4/2009[2]	700	699,984
U.S. Treasury Bills 0.21% due 4/29/2009	600	599,729

Total short-term securities (cost: $3,299,556)		3,299,593

Total investment securities (cost: $56,820,112)		49,861,078
Other assets less liabilities		(1,196,154)

Net assets		$48,664,924

[1]Coupon rate may change periodically.

[2]Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,080,968, which represented 16.61% of the net assets of the fund.

[3]Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,854,362, which represented 3.81% of the net assets of the fund.

Key to abbreviation and symbol

€ = Euros
ILS = Israeli shekels

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, and expenses of the fund. This and other important information is contained in the fund’s prospectus, which should be read carefully before investing.

MFGEFP-985-1208O-S15831

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a committee on governance comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the committee on governance of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee on governance.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENDOWMENTS

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: April 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: April 9, 2009

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: April 9, 2009